Intangibles (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 5,000,001			$ 5,000,001
Southland Holdings Llc [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	1,500,000	$ 1,500,000
Finite-Lived Intangible Assets, Gross	5,912,000	5,912,000
Finite-Lived Intangible Assets, Accumulated Amortization	2,697,000	898,000
Intangible assets, net	3,215,000	5,014,000
Amortization of intangible assets	1,800,000	900,000	$ 0
Southland Holdings Llc [Member] | Order or Production Backlog [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	4,732,000	4,732,000
Finite-Lived Intangible Assets, Accumulated Amortization	2,697,000	898,000
Intangible assets, net	$ 2,035,000	$ 3,834,000
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	1 year 8 months 12 days	2 years 8 months 12 days
Southland Holdings Llc [Member] | Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 1,180,000	$ 1,180,000
Finite-Lived Intangible Assets, Accumulated Amortization
Intangible assets, net	$ 1,180,000	$ 1,180,000